Unconsolidated Structured Entity - Summary Size of the Unconsolidated Structured Entities and the Risks Associated With Its Interests in Unconsolidated Structured Entities (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Structured financing
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		₩ 157,770,828	₩ 114,891,212
Assets recognised in entity's financial statements in relation to structured entities		11,574,212	11,593,952
Liabilities recognised in entity's financial statements in relation to structured entities		2,517,952	2,207,330
Maximum exposure	[1]	14,139,978	14,264,299
Assets held	[1]	11,574,212	11,593,952
Purchase and investment commitments	[1]	36,332	471,052
Unused credit	[1]	1,554,565	1,406,447
Acceptances and guarantees and loan commitments	[1]	₩ 974,869	₩ 792,848
Methods of determining the maximum exposure		Loan commitments / investment agreements / purchase commitments and acceptances and guarantees	Loan commitments / investment agreements / purchase commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Structured financing | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 61,079	₩ 98,771
Structured financing | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		11,508,337	11,487,358
Structured financing | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities			0
Structured financing | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		4,796	7,823
Structured financing | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		2,512,650	2,202,888
Structured financing | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities			0
Structured financing | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		5,302	4,442
Investment funds
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		1,934,544,704	593,418,756
Assets recognised in entity's financial statements in relation to structured entities		18,865,098	16,554,046
Liabilities recognised in entity's financial statements in relation to structured entities		127,176	53,252
Maximum exposure	[1]	25,196,063	22,692,684
Assets held	[1]	18,865,098	16,554,046
Purchase and investment commitments	[1]	6,300,397	6,138,638
Unused credit	[1]	30,568	0
Acceptances and guarantees and loan commitments	[1]	₩ 0	₩ 0
Methods of determining the maximum exposure		Investments / loans and Investment agreements	Investments / loans and Investment agreements
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Investment funds | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 17,801,830	₩ 15,553,522
Investment funds | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		4,111
Investment funds | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		528,738	580,121
Investment funds | Investments in associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		489,021	418,484
Investment funds | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		41,398	1,919
Investment funds | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		117,624	52,921
Investment funds | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		8,788	288
Investment funds | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		764	43
Trusts
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		6,013,014	4,893,076
Assets recognised in entity's financial statements in relation to structured entities		1,406,948	806,324
Liabilities recognised in entity's financial statements in relation to structured entities		0	57
Maximum exposure	[1]	1,434,651	853,246
Assets held	[1]	1,406,948	806,324
Purchase and investment commitments	[1]	27,130	10,250
Unused credit	[1]	573	36,672
Acceptances and guarantees and loan commitments	[1]	₩ 0	₩ 0
Methods of determining the maximum exposure		Trust paying dividends by results: Total amount of trust exposure	Trust paying dividends by results: Total amount of trust exposure
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Trusts | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 152,629	₩ 7,249
Trusts | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		100,087	112,867
Trusts | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		1,154,232	686,208
Trusts | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		0
Asset-backed securitization and others
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		160,056,159	142,477,227
Assets recognised in entity's financial statements in relation to structured entities		17,889,414	18,249,674
Liabilities recognised in entity's financial statements in relation to structured entities		356,907	361,500
Maximum exposure	[1]	23,252,374	24,455,842
Assets held	[1]	17,889,414	18,249,674
Purchase and investment commitments	[1]	1,046,568	1,183,800
Unused credit	[1]	3,788,715	5,006,963
Acceptances and guarantees and loan commitments	[1]	₩ 527,677	₩ 15,405
Methods of determining the maximum exposure		Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees	Providing credit lines/ purchase commitments/ loan commitments and acceptances and guarantees
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Asset-backed securitization and others | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 4,432,933	₩ 4,895,929
Asset-backed securitization and others | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		7,742
Asset-backed securitization and others | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		2,998,984	2,959,032
Asset-backed securitization and others | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		10,438,641	10,382,744
Asset-backed securitization and others | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		11,114	11,969
Asset-backed securitization and others | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		355,442	359,418
Asset-backed securitization and others | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		0	0
Asset-backed securitization and others | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		1,465	2,082
Nature
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated Structured Entity		2,258,384,705	855,680,271
Assets recognised in entity's financial statements in relation to structured entities		49,735,672	47,203,996
Liabilities recognised in entity's financial statements in relation to structured entities		3,002,035	2,622,139
Maximum exposure	[1]	64,023,066	62,266,071
Assets held	[1]	49,735,672	47,203,996
Purchase and investment commitments	[1]	7,410,427	7,803,740
Unused credit	[1]	5,374,421	6,450,082
Acceptances and guarantees and loan commitments	[1]	₩ 1,502,546	₩ 808,253
Description of comparison between assets and liabilities recognised in relation to structured entities and maximum exposure to loss from interests in structured entities		Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.
Nature | Financial Assets At Fair Value Through Profit Or Loss, Category [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		₩ 22,448,471	₩ 20,555,471
Nature | Derivative financial assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		11,853
Nature | Loans measured at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		15,136,146	15,139,378
Nature | Financial investments
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		10,438,641	10,382,744
Nature | Investments in associates
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		489,021	418,484
Nature | Other assets
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		1,211,540	707,919
Nature | Deposits
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		2,985,716	2,615,227
Nature | Derivative financial liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		8,788	288
Nature | Other liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognised in entity's financial statements in relation to structured entities		₩ 7,531	₩ 6,624

[1]	Maximum exposure includes the asset amounts, after deducting loss (provisions for credit losses, impairment losses, and others), recognized in the consolidated financial statements of the Group.